Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

Organization

MGT Capital Investments, Inc. (“MGT” or the “Company”) was incorporated in Delaware in 2000. MGT was originally incorporated in Utah in 1977. MGT is comprised of the parent company and its wholly owned subsidiary MGT Sweden AB. MGT’s corporate office is in Raleigh, North Carolina.

Cryptocurrency mining

Current Operations

The Company owned approximately 649 Antminer S17 Pro Bitcoin miners at its Company-owned and managed facility located in LaFayette, GA as of May 24, 2021. All miners were purchased from Bitmaintech Pte. Ltd., a Singapore limited company (“Bitmain”), and are collectively rated at approximately 30 Ph/s in computing power. Bitmain has acknowledged manufacturing defects, combined with inadequate repair facilities, rendering approximately one half of our miners in need of repair or replacement. The Company has begun using a third party repair facility to repair its non-working hash boards and expects the process to be complete in the third calendar quarter of this year. While initial batches of repaired hash boards have shown a very high success rate, there can be no guaranty that all future repairs will be as successful. The Company’s miners are housed in three modified shipping containers. A utility substation, adjacent to the several acre property, has access to over 20 megawatts (MW) of low-cost power. The Company’s current electrical load is estimated at slightly under 1.0 MW. The entire facility, including the land, two 2500 KVA 3-phase transformers, the mining containers, and miners, are owned by MGT. As the Company is presently using only a portion of the built-out available electrical load, it is exploring ways to grow and maintain its current operations including but not limited to further equipment sales, leasing space to other Bitcoin miners, and raising capital to acquire newest generation miners.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10–Q and Rule 10 of Regulation S–X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America. However, in the opinion of the management of the Company, all adjustments necessary for a fair presentation of the financial position and operating results have been included in these statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10–K for the fiscal year ended December 31, 2020, as filed with the Securities and Exchange Commission (“SEC”) on April 15, 2021. Operating results for the three months ended March 31, 2021 and 2020 are not necessarily indicative of the results that may be expected for any subsequent quarters or for the year ending December 31, 2021.

COVID-19 Pandemic

The COVID-19 pandemic represents a fluid situation that presents a wide range of potential impacts of varying durations for different global geographies, including locations where we have offices, employees, customers, vendors and other suppliers and business partners.

Like most US-based businesses, the COVID-19 pandemic and efforts to mitigate the same began to have impacts on our business in March 2020. By that time, much of our first fiscal quarter was completed.

In light of broader macro-economic risks and already known impacts on certain industries, we have taken, and continue to take targeted steps to lower our operating expenses because of the COVID-19 pandemic. We continue to monitor the impacts of COVID-19 on our operations closely and this situation could change based on a significant number of factors that are not entirely within our control and are discussed in this and other sections of this Quarterly Report on Form 10-Q.

To date, travel restrictions and border closures have not materially impacted our ability to operate. However, if such restrictions become more severe, they could negatively impact those activities in a way that would harm our business over the long term. Travel restrictions impacting people can restrain our ability to operate, but at present we do not expect these restrictions on personal travel to be material to our business operations or financial results.

Like most companies, we have taken a range of actions with respect to how we operate to assure we comply with government restrictions and guidelines as well as best practices to protect the health and well-being of our employees. However, the impacts of COVID-19 and efforts to mitigate the same have remained unpredictable and it remains possible that challenges may arise in the future.

Note 1. Organization and Basis of Presentation

Organization

MGT Capital Investments, Inc. (“MGT” or the “Company”) is a Delaware corporation that was incorporated in 2000. MGT was originally incorporated in Utah in 1977. MGT is comprised of the parent company and its wholly owned subsidiary MGT Sweden AB. MGT’s corporate office is in Raleigh, North Carolina.

Cryptocurrency mining

Current Operations

The Company owned approximately 669 and 649 Antminer S17 Pro Bitcoin miners at its Company-owned and managed facility located in LaFayette, GA as of December 31, 2020 and April 15, 2021, respectively. All miners were purchased from Bitmaintech Pte. Ltd., a Singapore limited company (“Bitmain”), and are collectively rated at approximately 30 Ph/s in computing power. Bitmain has acknowledged manufacturing defects, combined with inadequate repair facilities, rendering approximately one half of our miners in need of repair or replacement. The Company’s miners are housed in three modified shipping containers. A utility substation, adjacent to the several acre property, has access to over 20 megawatts (MW) of low-cost power. The Company’s current electrical load is estimated at slightly under 1.0 MW. The entire facility, including the land, two 2500 KVA 3-phase transformers, the mining containers, and miners, are owned by MGT. As the Company is presently using only a portion of the built-out available electrical load, it is exploring ways to grow and maintain its current operations including but not limited to further equipment sales, leasing space to other Bitcoin miners, and raising capital to acquire newest generation miners.

Basis of presentation

The accompanying consolidated financial statements for the years ended December 31, 2020 and 2019 have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

COVID-19 pandemic:

The COVID-19 pandemic represents a fluid situation that presents a wide range of potential impacts of varying durations for different global geographies, including locations where we have offices, employees, customers, vendors and other suppliers and business partners.

Like most US-based businesses, the COVID-19 pandemic and efforts to mitigate the same began to have impacts on our business in March 2020. By that time, much of our first fiscal quarter was completed. During the year ending December 31, 2020, the affects of COVID-19 were most noticeable in the daily interactions employees and consultant. Due to the volatility of bitcoin, it is difficult to quantify the effects of COVID-19. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, we are not able to estimate the effects of the COVID-19 outbreak on our results of operations, financial condition, or liquidity for the year ended December 31, 2021.

In light of broader macro-economic risks and already known impacts on certain industries, we have taken, and continue to take targeted steps to lower our operating expenses because of the COVID-19 pandemic. We continue to monitor the impacts of COVID-19 on our operations closely and this situation could change based on a significant number of factors that are not entirely within our control and are discussed in this and other sections of this annual report on Form 10-K.

To date, travel restrictions and border closures have not materially impacted our ability to operate. However, if such restrictions become more severe, they could negatively impact those activities in a way that would harm our business over the long term. Travel restrictions impacting people can restrain our ability to operate, but at present we do not expect these restrictions on personal travel to be material to our business operations or financial results.

Like most companies, we have taken a range of actions with respect to how we operate to assure we comply with government restrictions and guidelines as well as best practices to protect the health and well-being of our employees. We have also undertaken measures to reduce our administrative and advisory costs required as a publicly reporting company. Actions taken to date include salary reductions for senior management and termination of certain consulting agreements. However, the impacts of COVID-19 and efforts to mitigate the same have remained unpredictable and it remains possible that challenges may arise in the future.

The actions we have taken so far during the COVID-19 pandemic include, but are not limited to:

●	requiring all employees who can work from home to work from home;

●	increasing our IT networking capability to best assure employees can work effectively outside the office;

●	for employees who must perform essential functions in one of our offices;

●	Having employees maintain a distance of at least six feet from other employees whenever possible;

●	Having employees work in dedicated shifts to lower the risk all employees who perform similar tasks might become infected by COVID-19;

●	Having employees stay segregated from other employees in the office with whom they require no interaction; and

●	Requiring employees to wear masks while they are in the office whenever possible.